TRADE RECEIVABLES - Disclosure of composition of trade receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Open accounts	$ 29,844	$ 20,887
Less – provision for credit losses	(2,432)	(1,549)
Trade receivables - net	$ 27,412	$ 19,338